SHORT-TERM LOAN	12 Months Ended
Dec. 31, 2021
SHORT-TERM LOAN
SHORT-TERM LOAN

9.   SHORT-TERM LOAN

	As of December 31,
	2020	2021
	RMB	RMB
Short-term bank borrowing	600,000	100,000

The Group borrowed a short-term loan  of RMB100,000 as of December 31, 2021. The interest rate is 2.75%. The borrowing has a maturity of one year and is collateralized by RMB100,000 of time deposit.

The interest expense incurred for the above mentioned loans for the year ended December 31, 2020 and 2021 amounted to RMB11,830 and RMB13,806, respectively.